Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Share capital KRW (₩)	Share capital USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income Assets of a disposal group held for sale. KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Treasury shares KRW (₩)	Treasury shares USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2019	₩ 39,149,975		₩ 2,090,558		₩ 399,205		₩ 17,122,777		₩ 368,744				₩ 19,719,472		₩ (1,136,188)		₩ 585,407
Comprehensive income for the year
Profit for the year	3,515,578		0		0		0		0				3,468,448		0		47,130
Remeasurements of net defined benefit liabilities	(13,434)		0		0		0		(13,145)				0		0		(289)
Currency translation differences	(187,283)		0		0		0		(162,906)				0		0		(24,377)
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	465,568		0		0		0		229,899				236,648		0		(979)
Share of other comprehensive income (losses) of associates and joint ventures	(6,847)		0		0		0		(6,847)				0		0		0
Gains (losses) on cash flow hedging instruments	(1,264)		0		0		0		(1,264)				0		0		0
Losses on hedging instruments of net investments in foreign operations	64,269		0		0		0		64,269				0		0		0
Other comprehensive income or loss arising from separate account	(9,683)		0		0		0		(9,683)				0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	8,819		0		0		0		8,819				0		0		0
Gains (losses) on overlay adjustments	152,125		0		0		0		152,125				0		0		0
Total comprehensive income for the year	3,987,848		0		0		0		261,267				3,705,096		0		21,485
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(861,092)		0		0		0		0				(861,092)		0		0
Issuance of hybrid securities	1,296,783		0		1,296,783		0		0				0		0		0
Dividends on hybrid securities	(48,518)		0		0		0		0				(22,860)		0		(25,658)
Non-controlling interests changes in business combination	247,008		0		0		0		0				0		0		247,008
Others	(369,647)		0		0		(399,188)		0				0		0		29,541
Total transactions with shareholders	264,534		0		1,296,783		(399,188)		0				(883,952)		0		250,891
Balance at ending at Dec. 31, 2020	43,402,357		2,090,558		1,695,988		16,723,589		630,011		₩ 0		22,540,616		(1,136,188)		857,783
Comprehensive income for the year
Profit for the year	4,384,381		0		0		0		0		0		4,409,543		0		(25,162)
Remeasurements of net defined benefit liabilities	(45,510)		0		0		0		(45,742)		0		0		0		232
Currency translation differences	255,907		0		0		0		241,273		0		0		0		14,634
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	(21,300)		0		0		0		201,697		0		(223,928)		0		931
Share of other comprehensive income (losses) of associates and joint ventures	549		0		0		0		549		0		0		0		0
Gains (losses) on cash flow hedging instruments	20,864		0		0		0		20,864		0		0		0		0
Losses on hedging instruments of net investments in foreign operations	(57,935)		0		0		0		(57,935)		0		0		0		0
Other comprehensive income or loss arising from separate account	(63,814)		0		0		0		(63,814)		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	13,715		0		0		0		13,715		0		0		0		0
Gains (losses) on overlay adjustments	120,282		0		0		0		120,282		0		0		0		0
Transfer within equity	0		0		0		0		(7,671)		7,671		0		0		0
Total comprehensive income for the year	4,607,139		0		0		0		423,218		7,671		4,185,615		0		(9,365)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(689,653)		0		0		0		0		0		(689,653)		0		0
Quarterly dividends paid to shareholders of the parent company	(292,226)		0		0		0		0		0		(292,226)		0		0
Issuance of hybrid securities	1,142,233		0		1,142,233		0		0		0		0		0		0
Dividends on hybrid securities	(95,682)		0		0		0		0		0		(71,537)		0		(24,145)
Non-controlling interests changes in business combination	1,994		0		0		0		0		0		0		0		1,994
Transactions with non-controlling interests	192,592		0		0		216,853		(5,955)		0		0		0		(18,306)
Others	25,166		0		0		(211)		0		0		0		0		25,377
Total transactions with shareholders	284,424		0		1,142,233		216,642		(5,955)		0		(1,053,416)		0		(15,080)
Balance at ending at Dec. 31, 2021	48,293,920	$ 38,323,033	2,090,558	$ 1,658,936	2,838,221	$ 2,252,235	16,940,231	$ 13,442,707	1,047,274	$ 831,051	7,671	$ 6,087	25,672,815	$ 20,372,340	(1,136,188)	$ (901,608)	833,338	$ 661,285
Balance at beginning at Dec. 31, 2021	48,293,920	38,323,033	2,090,558	1,658,936	2,838,221	2,252,235	16,940,231	13,442,707	1,047,274	831,051	7,671	6,087	25,672,815	20,372,340	(1,136,188)	(901,608)	833,338	661,285
Comprehensive income for the year
Profit for the year	4,173,239	3,311,621	0	0	0	0	0	0	0	0	0	0	4,394,830	3,487,462	0	0	(221,591)	(175,841)
Remeasurements of net defined benefit liabilities	239,702	190,213	0	0	0	0	0	0	239,624	190,151	0	0	0	0	0	0	78	62
Currency translation differences	164,530	130,561	0	0	0	0	0	0	157,281	124,808	(7,671)	(6,087)	0	0	0	0	14,920	11,840
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	(3,306,815)	(2,624,081)	0	0	0	0	0	0	(3,548,378)	(2,815,771)	0	0	243,021	192,846	0	0	(1,458)	(1,157)
Share of other comprehensive income (losses) of associates and joint ventures	(362)	(287)	0	0	0	0	0	0	(362)	(287)	0	0	0	0	0	0	0	0
Gains (losses) on cash flow hedging instruments	31,474	24,976	0	0	0	0	0	0	31,474	24,976	0		0	0	0	0	0	0
Losses on hedging instruments of net investments in foreign operations	(79,085)	(62,757)	0	0	0	0	0	0	(79,085)	(62,757)	0		0	0	0	0	0	0
Other comprehensive income or loss arising from separate account	(159,619)	(126,664)	0	0	0	0	0	0	(159,619)	(126,664)	0	0	0	0	0	0	0	0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	38,867	30,842	0	0	0	0	0	0	38,867	30,842	0	0	0	0	0	0	0	0
Gains (losses) on overlay adjustments	(440,129)	(349,259)	0	0	0	0	0	0	(440,129)	(349,259)	0	0	0	0	0	0	0	0
Total comprehensive income for the year	661,802	525,165	0	0	0	0	0	0	(3,760,327)	(2,983,960)	(7,671)	(6,087)	4,637,851	3,680,308	0	0	(208,051)	(165,096)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(853,299)	(677,125)	0	0	0	0	0	0	0	0	0	0	(853,299)	(677,125)	0	0	0	0
Quarterly dividends paid to shareholders of the parent company	(584,452)	(463,785)	0	0	0	0	0	0	0	0	0	0	(584,452)	(463,785)	0	0	0	0
Issuance of hybrid securities	2,027,837	1,609,165	0	0	1,596,030	1,266,510	0	0	0	0	0	0	0	0	0	0	431,807	342,655
Dividends on hybrid securities	(162,496)	(128,947)	0	0	0	0	0	0	0	0	0	0	(126,402)	(100,305)	0	0	(36,094)	(28,642)
Retirement of treasury share	0	0	0	0	0	0	0	0	0	0	0	0	(300,000)	(238,061)	300,000	238,061	0	0
Others	259,602	206,004	0	0	0	0	500	397	0	0	0	0	0	0	0	0	259,102	205,607
Total transactions with shareholders	687,192	545,313	0	0	1,596,030	1,266,510	500	397	0	0	0	0	(1,864,153)	(1,479,275)	300,000	238,061	654,815	519,620
Balance at ending at Dec. 31, 2022	₩ 49,642,914	$ 39,393,510	₩ 2,090,558	$ 1,658,936	₩ 4,434,251	$ 3,518,744	₩ 16,940,731	$ 13,443,104	₩ (2,713,053)	$ (2,152,909)	₩ 0	$ 0	₩ 28,446,513	$ 22,573,373	₩ (836,188)	$ (663,546)	₩ 1,280,102	$ 1,015,809